Derivative instruments and hedging activities - Schedule of information about relevant transactions outstanding (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2023	Mar. 31, 2022
Transfer of Financial Assets Accounted for as Sales [Line Items]
Gross derivative liabilities arising from the transactions at reporting dates	[1]	¥ 18,336,000	¥ 17,739,000
Interest rate contracts [Member]
Transfer of Financial Assets Accounted for as Sales [Line Items]
Gross derivative liabilities arising from the transactions at reporting dates		¥ 10,119	¥ 5,319

[1]	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.